Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31,
	2022	2021
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization and impairment:
Accumulated amortization	2,222,194	1,793,763
Intangible asset impairment	2,108,117	—

	4,330,311	1,793,763

Intangible assets, net	$—	$2,536,548